Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative assets
Gross Amount Recognized In Balance Sheet	$ 353	$ 94
Counterparty Netting of Energy Contracts	54	25
Cash Collateral Received/Posted	63	7
Net Amount	236	62
Derivative liabilities
Gross Amount Recognized In Balance Sheet	(172)	(49)
Counterparty Netting of Energy Contracts	(54)	(25)
Cash Collateral Received/Posted	0	0
Net Amount	$ (118)	$ (24)